[LETTERHEAD OF CLIFFORD CHANCE US LLP]

December 23, 2008

VIA EDGAR

Larry Greene, Esq.

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Morgan Stanley Select Dimensions Investment Series
(the “Fund”) (File No. 811-7185)

Dear Mr. Greene:

On behalf of the Fund, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a preliminary copy of the following documents:

(i)

a notice of meeting, proxy statement and form of proxy relating to a special meeting of shareholders of the Global Equity Portfolio (the “Portfolio”), a series of the Fund, in the form in which such material is to be furnished by the management of the Fund to the Portfolio’s shareholders; and

(ii)	Schedule 14A.

If you have any questions concerning the foregoing, please do not hesitate to contact me at (212) 878-4988 or Daniel Burton of Morgan Stanley at (212) 296-6980.

Best Regards,

/s/ Allison M. Harlow

Allison M. Harlow

cc:	Daniel Burton